Subsequent Events	12 Months Ended
Dec. 31, 2016
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 16 – SUBSEQUENT EVENTS

In March 2017, the Company repaid approximately $3.9 million bank loans and $1.1 million notes payable that become due. The Company also borrowed approximately $5.4 million bank loans as well as approximately $1.3 million notes payable from various banks in China. All the loans and notes payable are short term in nature and guaranteed by its shareholders, related parties and third parties.